Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (42)
Decrease in net income	42
Impact on consolidated equity
Decrease in consolidated equity	(298)
Increase in consolidated equity	€ 298
USD vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (4)
Decrease in net income	4
Impact on consolidated equity
Decrease in consolidated equity	(42)
Increase in consolidated equity	€ 42
Other currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	0
Increase in consolidated equity	€ 0
Latin American currencies vs USD
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (39)
Decrease in net income	39
Impact on consolidated equity
Decrease in consolidated equity	(256)
Increase in consolidated equity	€ 256